U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

October 5, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Alpine Series Trust
      File Nos. 333-75786 and 811-10405

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Alpine Equity Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 30, 2005 and filed electronically as Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A on September 30, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely yours,

/s/ Rodney A. DeWalt

Rodney A. DeWalt, Esq.
for U.S. Bancorp Fund Services, LLC